Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 27, 2017
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Central Index Key	dei_EntityCentralIndexKey	0001644419
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2017
Prospectus Date	rr_ProspectusDate	Jun. 27, 2017
FormulaFolios Tactical Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FormulaFolios Income ETF
Supplement [Text Block]	nlfiv_SupplementTextBlock

FormulaFolios Income ETF

FFTI

Supplement dated June 27, 2017 to the Prospectus, Prospectus Summary and Statement of Additional Information dated May 5, 2017

Please be advised that, effective close of business on July 7, 2017, the name of FormulaFolios Income ETF is changed to FormulaFolios Tactical Income ETF. Consequently, all references to FormulaFolios Income ETF in the Prospectus, Prospectus Summary and Statement of Additional Information are deleted and replaced with FormulaFolios Tactical Income ETF.

* * * * * *

This Supplement, and the Prospectus, Prospectus Summary and Statement of Additional Information dated May 5, 2017, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling888-562-8880.

Please retain this Supplement for future reference.